Shareholder Report, Line Graph (Details) - USD ($)	2 Months Ended
	Dec. 31, 2018	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019
C000206968
Account Value [Line Items]
Account Value	$ 10,090	$ 16,458	$ 17,243	$ 14,128	$ 14,348	$ 14,520	$ 14,949	$ 15,023	$ 14,336	$ 14,483	$ 13,085	$ 14,054	$ 14,208	$ 14,136	$ 14,953	$ 15,158	$ 16,540	$ 15,674	$ 15,662	$ 17,045	$ 17,081	$ 16,937	$ 17,682	$ 16,023	$ 16,120	$ 14,178	$ 15,464	$ 17,264	$ 18,098	$ 19,372	$ 17,800	$ 17,109	$ 19,241	$ 20,909	$ 20,671	$ 22,422	$ 22,092	$ 21,986	$ 21,527	$ 21,645	$ 21,727	$ 22,787	$ 22,822	$ 21,774	$ 20,985	$ 22,092	$ 22,504	$ 21,657	$ 19,884	$ 19,022	$ 18,467	$ 18,875	$ 17,923	$ 15,780	$ 14,238	$ 14,023	$ 13,059	$ 14,318	$ 13,229	$ 14,567	$ 13,390	$ 13,440	$ 13,140	$ 12,930	$ 13,240	$ 13,290	$ 12,410	$ 13,550	$ 13,310	$ 12,340	$ 10,930
C000206969
Account Value [Line Items]
Account Value	10,090	16,503	17,277	14,156	14,377	14,549	14,979	15,053	14,365	14,512	13,111	14,082	14,236	14,164	14,982	15,187	16,570	15,704	15,680	17,076	17,100	16,968	17,714	16,053	16,131	14,187	15,487	17,287	18,122	19,397	17,824	17,120	19,266	20,923	20,685	22,449	22,100	22,006	21,534	21,652	21,735	22,795	22,830	21,782	20,992	22,100	22,500	21,652	19,887	19,025	18,470	18,889	17,937	15,794	14,241	14,025	13,061	14,320	13,243	14,569	13,390	13,450	13,140	12,930	13,240	13,300	12,410	13,550	13,310	12,340	10,930
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	10,066	14,810	15,232	12,377	12,619	12,539	13,013	13,140	12,874	12,904	11,647	12,962	13,126	12,974	13,376	13,624	14,819	14,024	14,121	15,239	15,562	15,549	16,196	14,671	14,412	12,988	14,143	15,649	16,402	17,467	15,872	15,437	17,200	18,889	18,384	20,162	20,012	19,914	19,495	19,487	19,276	20,312	20,683	19,453	18,698	19,941	20,093	19,381	18,238	17,071	16,490	17,322	16,635	14,488	13,172	13,392	12,494	13,613	13,800	13,840	12,771	12,898	12,542	12,455	12,977	12,913	12,221	13,420	13,390	12,617	10,938
FR TSR Growth 10k - Benchmark 1
Account Value [Line Items]
Account Value	$ 10,066	$ 14,810	$ 15,232	$ 12,377	$ 12,619	$ 12,539	$ 13,013	$ 13,140	$ 12,874	$ 12,904	$ 11,647	$ 12,962	$ 13,126	$ 12,974	$ 13,376	$ 13,624	$ 14,819	$ 14,024	$ 14,121	$ 15,239	$ 15,562	$ 15,549	$ 16,196	$ 14,671	$ 14,412	$ 12,988	$ 14,143	$ 15,649	$ 16,402	$ 17,467	$ 15,872	$ 15,437	$ 17,200	$ 18,889	$ 18,384	$ 20,162	$ 20,012	$ 19,914	$ 19,495	$ 19,487	$ 19,276	$ 20,312	$ 20,683	$ 19,453	$ 18,698	$ 19,941	$ 20,093	$ 19,381	$ 18,238	$ 17,071	$ 16,490	$ 17,322	$ 16,635	$ 14,488	$ 13,172	$ 13,392	$ 12,494	$ 13,613	$ 13,800	$ 13,840	$ 12,771	$ 12,898	$ 12,542	$ 12,455	$ 12,977	$ 12,913	$ 12,221	$ 13,420	$ 13,390	$ 12,617	$ 10,938
BlackRock China A Opportunities Fund
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China A Onshore Index
BlackRock China A Opportunities Fund
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China A Onshore Index